Significant Accounting Policies - Financing Receivables (Details) - Total Lease Receivable and Loan Receivable Portfolio Segments	12 Months Ended
Dec. 31, 2019 item segment
Financing receivables
Number of portfolio segments | segment	2
Number of classes of financing receivable | item	3
Period after which financing receivables become past due	90 days